Accounts receivable, net (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Analysis of the allowance for doubtful accounts
Balance at beginning of year	$ 8,119	50,473	52,544	39,956
Charged to allowance for doubtful accounts	2,891	17,973	7,468	12,588
Write-off charged against the allowance for the year	(872)	(5,421)	(9,539)
Balance at end of year	$ 10,138	63,025	50,473	52,544
Age of accounts receivable written-off	3 years	3 years